Results for the Year - Deferred tax asset (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	kr 692	kr 490
Deferred tax assets	177	139
Tax deductible losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	333	359
Share-Based Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	236	130
Deferred Revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	113
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	10	1
Valuation allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 515	kr 351